Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Share based compensation	€ 2.4	€ 3.7	€ 4.5
Total Directors' emoluments	6.6	11.3	13.4
Non-executive director
Disclosure of transactions between related parties [line items]
Fees	505.5	630.0	680.0
Share based compensation	83.1	150.0	290.0
Total Directors' emoluments	588.6	780.0	970.0
David Bonderman
Disclosure of transactions between related parties [line items]
Fees	16.7	100.0	100.0
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	45.8	50.0	40.0
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	45.8	50.0	50.0
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	45.8	50.0	50.0
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	87.5	50.0	50.0
Charles McCreevy
Disclosure of transactions between related parties [line items]
Fees			30.0
Declan McKeon
Disclosure of transactions between related parties [line items]
Fees			30.0
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Fees	11.9	50.0	50.0
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	45.8	50.0	50.0
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees	45.8	50.0	50.0
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	68.8	80.0	80.0
Julie O Neill
Disclosure of transactions between related parties [line items]
Fees	45.8	50.0	50.0
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	€ 45.8	€ 50.0	€ 50.0